Note 2 - Significant Accounting Policies and Methods of Application (Tables)	12 Months Ended
Dec. 31, 2013
Note 2 - Significant Accounting Policies and Methods of Application (Tables) [Line Items]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
Dollars in millions	Total (1)	# of top counterparties	Concentration risk %
Credit exposure	$274	20	51%

Schedule of Inventory Lower of Cost or Market Adjustment [Table Text Block]
In millions	2013	2012	2011
Retail operations	$1	$3	$5
Wholesale services	8	19	31
Midstream operations	-	1	-

Property, Plant and Equipment [Table Text Block]
In millions	2013	2012
Transportation and distribution	$8,384	$7,992
Storage facilities	1,170	1,149
Other	854	820
Construction work in progress	544	371
Total PP&E, gross	10,952	10,332
Less accumulated depreciation	2,295	2,115
Total PP&E, net	$8,657	$8,217

Schedule of Goodwill [Table Text Block]
In millions	Distribution Operations	Retail Operations	Wholesale Services	Midstream Operations	Other	Consolidated (1)
Goodwill - December 31, 2011	$1,586	$124	$2	$16	$8	$1,736
Adjustments to initial Nicor purchase price allocation and other	54	(2)	(2)	(2)	(8)	40
Goodwill - December 31, 2012	1,640	122	-	14	-	1,776
2013 acquisitions	-	51	-	-	-	51
Goodwill - December 31, 2013	$1,640	$173	$-	$14	$-	$1,827

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Weighted average	December 31, 2013			December 31, 2012
In millions	amortization period (in years)	Gross	Accumulated amortization	Net	Gross	Accumulated amortization	Net
Customer relationships
Retail operations	13	$130	$(15)	$115	$53	$(6)	$47
Trade names
Retail operations	13	45	(6)	39	30	(2)	28
Wholesale services	-	-	-	-	1	-	1
Total		$175	$(21)	$154	$84	$(8)	$76

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
In millions
2014	$14
2015	14
2016	14
2017	14
2018	14

Schedule of Other Nonoperating Income (Expense) [Table Text Block]
In millions	2013	2012	2011
AFUDC - equity	$13	$6	$4
Equity investment income	3	13	1
Other, net	1	5	2
Total other income	$17	$24	$7

Schedule of Weighted Average Number of Shares [Table Text Block]
In millions (except per share amounts)	2013	2012	2011
Income from continuing operations	$308	270	172
Income from discontinued operations, net of tax	5	1	-
Net income attributable to AGL Resources Inc.	$313	$271	$172
Denominator:
Basic weighted average number of shares outstanding (1)	117.9	117.0	80.4
Effect of dilutive securities	0.4	0.5	0.5
Diluted weighted average number of shares outstanding (2)	118.3	117.5	80.9
Basic earnings per share
Continuing operations	$2.61	$2.31	$2.14
Discontinued operations	0.04	0.01	-
Basic earnings per common share attributable to AGL Resources Inc. common shareholders	$2.65	$2.32	$2.14
Diluted earnings per share (2)
Continuing operations	$2.60	$2.30	$2.12
Discontinued operations	0.04	0.01	-
Diluted earnings per common share attributable to AGL Resources Inc. common shareholders	$2.64	$2.31	$2.12

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
In millions
Current assets	$3
PP&E	12
Goodwill	51
Intangible assets	62
Current liabilities	(6)
Total purchase price	$122

Depreciation [Member]
Note 2 - Significant Accounting Policies and Methods of Application (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]
	2013	2012	2011
Atlanta Gas Light (1)	2.6%	2.6%	2.6%
Chattanooga Gas (1)	2.5%	2.5%	2.5%
Elizabethtown Gas (2)	2.4%	2.4%	2.5%
Elkton Gas (2)	2.4%	2.4%	2.4%
Florida City Gas (2)	3.8%	3.9%	3.9%
Nicor Gas (2) (3)	3.1%	4.1%	4.1%
Virginia Natural Gas (1)	2.5%	2.5%	2.5%

Estimated Useful Lives [Member]
Note 2 - Significant Accounting Policies and Methods of Application (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]
In years	Estimated useful life
Transportation equipment	5 - 10
Storage caverns	40 - 60
Other	up to 40

Authorized AFUDC Rates [Member]
Note 2 - Significant Accounting Policies and Methods of Application (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]
	2013	2012	2011
Atlanta Gas Light	8.10%	8.10%	8.10%
Nicor Gas (1)	0.31%	0.36%	0.18%
Chattanooga Gas	7.41%	7.41%	7.41%
Elizabethtown Gas (1)	0.41%	0.51%	0.53%
AFUDC (in millions) (2)	$19	$9	$6